Related Party Transactions	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Empower Ltd [Member]
Related Party Transaction [Line Items]
Related Party Transactions
NOTE 6. RELATED PARTY TRANSACTIONS
Founder Shares
During the period ended August 21, 2020, the sponsor paid $25,000 to cover certain offering and formation costs of the Company in consideration for 7,187,500 shares of Class B ordinary shares (the “founder shares”). The founder shares include an aggregate of up to 937,500 shares subject to forfeiture by the sponsor to the extent that the underwriters’ over-allotment is not exercised in full or in part, so that the number of founder shares will collectively represent 20% of the Company’s issued and outstanding shares upon the completion of the Initial Public Offering. On November 23, 2020, the underwriters’ election to exercise their over-allotment option expired unexercised, resulting in the forfeiture of 937,500 shares. Accordingly, as of November 23, 2020, there are 6,250,000 founder shares issued and outstanding.
The sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of its founder shares until the earlier to occur of: (A) one year after the completion of an initial business combination; and (B) subsequent to an initial business combination, (x) if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a an initial business combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.
Promissory Note — Related Party
On August 21, 2020, the Company issued an unsecured promissory note to the sponsor (the “Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $300,000. The Promissory Note is non-interest bearing and payable on the earlier of (i) December 31, 2020 or (i) the consummation of the Initial Public Offering. The outstanding balance under the Note of $150,295 was repaid at the closing of the Initial Public Offering on October 9, 2020.
Related Party Loans
In order to finance transaction costs in connection with an initial business combination, the sponsor or an affiliate of the sponsor or certain of the Company’s directors and officers may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes an initial business combination, the Company would repay the Working Capital Loans out of the proceeds of the trust account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the trust account. In the event that an initial business combination does not close, the Company may use a portion of proceeds held outside the trust account to repay the Working Capital Loans, but no proceeds held in the trust account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of an initial business combination, without interest, or, at the lender’s discretion, up to $2,000,000 of such Working Capital Loans may be convertible into warrants of the post-initial business combination entity at a price of $1.50 per warrant. The warrants would be identical to the private placement warrants.

NOTE 6. RELATED PARTY TRANSACTIONS
Founder Shares
During the period ended August 21, 2020, the sponsor paid $25,000 to cover certain offering and formation costs of the Company in consideration for 7,187,500 shares of Class B ordinary shares (the “founder shares”). The founder shares include an aggregate of up to 937,500 shares subject to forfeiture by the sponsor to the extent that the underwriters’ over-allotment is not exercised in full or in part, so that the number of founder shares will collectively represent 20% of the Company’s issued and outstanding shares upon the completion of the Initial Public Offering. On November 23, 2020, the underwriters’ election to exercise their over-allotment option expired unexercised, resulting in the forfeiture of 937,500 shares. Accordingly, as of November 23, 2020, there are 6,250,000 founder shares issued and outstanding.
The sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of its founder shares until the earlier to occur of: (A) one year after the completion of an initial business combination; and (B) subsequent to an initial business combination, (x) if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a an initial business combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.
On March 11, 2021, the Company, sponsor and Holley Stockholder entered into the Sponsor Agreement, whereby the sponsor has agreed to (i) waive certain of its anti-dilution and conversion rights with respect to the founder shares and (ii) an earn-out in respect of the Earn-Out Shares. For more information, see the description of the Sponsor Agreement in Note 9 below.
Related Party Loans
In order to finance transaction costs in connection with an initial business combination, the sponsor or an affiliate of the sponsor or certain of the Company’s directors and officers may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes an initial business combination, the Company would repay the Working Capital Loans out of the proceeds of the trust account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the trust account. In the event that an initial business combination does not close, the Company may use a portion of proceeds held outside the trust account to repay the Working Capital Loans, but no proceeds held in the trust account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of an initial business combination, without interest, or, at the lender’s discretion, up to $2,000,000 of such Working Capital Loans may be convertible into warrants of the post-initial business combination entity at a price of $1.50 per warrant. The warrants would be identical to the private placement warrants.
PIPE Financing
In connection with the execution of the Merger Agreement, Empower entered into the PIPE Subscription Agreements with the PIPE Investors to sell an additional 24,000,000 shares of Common Stock (at a price of $10.00 per share) at Closing, for a total aggregate purchase price of up to $240.0 million. Per the Merger Agreement, $100.0 million of the PIPE Financing proceeds were used for the Debt Paydown.
Empower entered into a PIPE Subscription Agreement with MidOcean Partners V, LP, an affiliate of the Sponsor, to purchase 1,950,000 shares of Domestication Common Stock in connection with the PIPE Investment for an aggregate purchase price of $19,500,000. The terms of the PIPE Subscription Agreement entered into with MidOcean Partners V, LP are the same as other PIPE Investors. With the consent of Empower, MidOcean Partners V, LP assigned (i) 50,000 shares under its PIPE Subscription Agreement to a new PIPE Investor on March 17, 2021, (ii) 100,000 shares under its PIPE Subscription Agreement to another new PIPE Investor on May 11, 2021, and (iii) 700,000 shares under its PIPE Subscription Agreement to certain new PIPE Investors on June 25, 2021.
Forward Purchase Agreement
The information contained in Note 9 below under the section entitled “Forward Purchase Agreement” is incorporated by reference herein.